Destra Dividend Total Return Fund
Destra Dividend Total Return Fund
Investment Objective
The investment objective of Destra Dividend Total Return Fund (the “Fund”) is to seek long-term total return and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Destra mutual funds.  More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page 25 of the Fund’s Prospectus and “Purchases” on page 30 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Destra Dividend Total Return Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	none	none	none
Exchange Fees	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Destra Dividend Total Return Fund		Class A	Class C	Class I
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.96%	0.96%	0.95%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		2.11%	2.86%	1.85%
Fee Waiver	[1]	(0.46%)	(0.46%)	(0.45%)
Total Annual Fund Operating Expenses after Fee Waiver		1.65%	2.40%	1.40%
[1]	The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business) are 1.60% for Class A, 2.35% for Class C and 1.35% for Class I. The arrangement will continue in effect until December 31, 2027 and may be terminated or modified prior to December 31, 2027 only with the approval of the Board of Trustees of the Trust. Fees waived and/or expenses assumed pursuant to the arrangement are subject to recovery by the Adviser for up to three years from the date the fee was waived and/or expense assumed, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the expense cap in place at the time the fees were waived and/or expenses assumed by the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed
Expense Example - Destra Dividend Total Return Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	610	947	1,307	2,317
Class C	343	748	1,280	2,736
Class I	143	443	766	1,680

Not Redeemed
Expense Example, No Redemption - Destra Dividend Total Return Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	610	947	1,307	2,317
Class C	243	748	1,280	2,736
Class I	143	443	766	1,680

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities.  Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-producing equity securities.  The Fund may invest in securities of companies with any market capitalization.  Equity securities held by the Fund may include common stocks, preferred shares, convertible securities and securities or other instruments whose price is linked to the value of common stock, depository receipts and securities of master limited partnerships (“MLPs”).

The Fund may invest in U.S. dollar-denominated securities of U.S. and foreign issuers, and up to 20% of its total assets may be invested in securities denominated in non-U.S. dollar currencies.  The Fund may invest in securities from any country and in the securities of other investment companies.

The Fund’s sub-adviser, Hilton Capital Management, LLC (the “Sub-Adviser”), believes that financially strong stocks with rising dividends offer the prospects of consistent performance as well as potential added value.  Stock prices fluctuate, but dividends add current returns and, over time, increases in dividends can induce increases in the price of the stocks generating those dividends.  The Sub-Adviser’s research shows that dividends can be large contributors to total returns, and that by focusing on companies with a consistent track record of increasing their dividends, investors have an opportunity to generate superior risk-adjusted performance over time.

The Sub-Adviser’s goal is to provide for annual increases in income that exceed the rate of inflation over time.  Its investment process starts by identifying, selecting and investigating stocks that pass initial quantitative screens for quality, yield and growth of yield.  Preference is given to companies with monopoly-like characteristics and recurring revenues, which may be attained through proprietary goods and services, strategic geographic positioning, or market dominance.  The Sub-Adviser seeks companies that fulfill society’s basic requirements as well as companies with a unique potential or “growth kicker” – such as new products, hidden assets, or industry conditions – which is not currently reflected in the stock price.  Candidates are then ranked according to yield, growth of yield, special growth potentials and contribution to overall diversification of the portfolio.  As of September 30, 2016, the Fund had significant investments in health care companies.

Principal Risks
Risk is inherent in all investing.  The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.  You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.  The following is a summary description of certain risks of investing in the Fund.

Active Management Risk:  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective.  Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Currency Risk:  Since a portion of the Fund’s assets may be invested in securities denominated in non-U.S. currencies, changes in currency exchange rates may adversely affect the Fund’s net asset value, the value of dividends and income earned, and gains and losses realized on the sale of securities.

Cybersecurity Risk:  As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security.  A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity.  Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.  Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users.  In addition, cyber security breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which a Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.  The Fund has established risk management systems designed to reduce the risks associated with cyber security.  However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

Depositary Receipts Risk:  Depositary receipts may be less liquid than the underlying shares in their primary trading market.  Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary.  Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.  Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Derivatives Risk:  The use of derivatives such as options entails certain execution, market, liquidity, hedging and tax risks.  If the Sub-Adviser’s prediction of movements in the direction of the securities, non-U.S. currency, interest rate or other referenced instruments or markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.  The Fund will be subject to risks that include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuer will decline in value.

Dividend Income Risk:  Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such stock.  Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.  In such an event, the yield on the Fund’s dividend paying equity securities would be adversely affected.  Depending upon market conditions, income producing equities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.  This may limit the ability of the Fund to achieve its investment objective.

Equity Securities Risk:  Stock markets are volatile.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

General Fund Investing Risks:  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective.  Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Health Care Companies Risk:  The Fund invests in health care companies, including those that are involved in medical services or biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation.  Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a product will ever come to market.  Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.  The Affordable Care Act of 2010 brought comprehensive changes to the health care industry, especially with respect to health care insurance companies.  Although the full impact of the law and the related regulations has yet to be experienced by health care companies, it could create additional expenses and burdens on the health care companies.

Investment Companies Risk:  The Fund may satisfy its principal strategy of investing 80% in dividend-producing equity securities by investing in securities of other investment companies that invest primarily in securities of the types in which the Fund may invest directly.  As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Investment Risk:  When you sell your shares of the Fund, they could be worth less than what you paid for them.  Therefore, as with any mutual fund investment, you may lose some or all of your investment by investing in the Fund.

Market Risk:  Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Master Limited Partnership Risk and Sector Risk:  An investment in units of MLPs involves certain risks that differ from an investment in the securities of a corporation.  Holders of MLP units have limited control and voting rights on matters affecting the partnership.  In addition, certain tax risks are associated with an investment in MLP units and the potential for conflicts of interest exists between common unit holders and the general partner, including those arising from incentive distribution payments.  The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes.  If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares.  MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy.  A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund.  At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag behind the performance of other sectors or the broader market as a whole.

Non-U.S. Investment Risk:  Because the Fund can invest its assets in non-U.S. instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad.  Non-U.S. markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile.  Trading in non-U.S. markets typically involves higher expense than trading in the United States.  The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.  In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries.  These events may spread to other countries in Europe, including countries that do not use the euro.  These events may affect the value and liquidity of certain of the Fund’s investments.

Preferred Securities Risk:  Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments.  Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default.  Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at destracapital.com or by calling (877) 287-9646.

The bar chart below shows the Fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges; if these charges were reflected, the returns would be less than those shown.

Calendar Year Total Return as of 12/31

The Fund’s highest and lowest quarterly returns were 12.13% and -11.90%, respectively, for the quarters ended March 31, 2013 and September 30, 2015.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated to those of a broad measure of market performance.  All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.  Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested.  Performance reflects fee waivers, if any, in effect during the periods presented.  If any such waivers were not in place, returns would be reduced.  The returns that follow reflect sales charges.

Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Total Returns - Destra Dividend Total Return Fund	Label	1 Year	5 Years	Since Inception		Inception Date
Class A	return before taxes	4.89%	6.18%	8.29%		Aug. 10, 2011
Class A | After Taxes on Distributions	return after taxes on distributions	3.40%	5.24%	7.37%		Aug. 10, 2011
Class A | After Taxes on Distributions and Sales	return after taxes on distributions and sale of Fund shares	3.68%	4.80%	6.52%		Aug. 10, 2011
Class C	return before taxes	8.00%	6.37%	6.72%	[1]	Nov. 01, 2011
Class I	return before taxes	10.12%	7.53%	9.59%		Aug. 10, 2011
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	15.20%		Aug. 10, 2011
[1]	The inception date of Class C shares is November 1, 2011.